Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income (loss)		$ (38.5)	$ (109.0)	$ (239.1)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization		195.6	185.5	172.1
Impairment of goodwill				68.5
Amortization of deferred financing costs and original issue discount		11.3	10.5	10.5
Amortization of fair value step up of acquired inventory			1.9	5.3
Gain on cash flow hedges		(3.2)	(0.7)
Deferred taxes		(28.8)	(29.6)	(25.3)
Unrealized foreign exchange (loss) gain		(25.1)	10.8	1.8
Share-based compensation		67.5	3.0
Impact of highly inflationary economy - Argentina		1.6	11.4	2.4
Provision for bad debts		11.1	4.9	6.4
Provision for slow moving inventory		13.4	4.1	5.6
Gain on sale of investment in Virox			(13.0)
Other non-cash, net				5.1
Interest expense on preferred equity certificates		0.0	4.9	5.2
Changes in operating assets and liabilities:
Trade receivables, net		17.0	(83.0)	1.0
Inventories, net		(70.4)	12.7	(21.3)
Accounts payable		(33.5)		29.9
Income taxes, net		(34.0)	(0.7)	0.7
Other assets and liabilities, net		19.0	8.1	(27.4)
Cash provided by (used in) operating activities		103.0	21.8	2.4
Investing activities:
Business acquired in purchase transactions		(51.2)		(131.6)
Acquisition of AHP Intellectual Property from Virox, net			(6.3)
Diversey acquisition final purchase price settlement				19.4
Proceeds from sale of property and equipment and other assets		0.5	3.3
Dosing and dispensing equipment		(45.6)	(93.4)	(83.2)
Capital expenditures		(41.4)	(29.0)	(44.2)
Collection of deferred factored receivables		66.9	80.8	12.5
Cash provided by (used in) investing activities		(70.8)	(44.6)	(227.1)
Financing activities:
Issuance of preferred equity certificates		0.0		3.1
Payments on preferred equity certificates			(4.5)
Contingent consideration payments		(5.4)	(3.8)	(3.6)
(Payments)/proceeds from short-term borrowings		(0.4)	(6.2)	7.5
Proceeds from revolving credit facility		90.0	352.5	171.0
Payments on revolving credit facility		(210.0)	(241.5)	(162.0)
Proceeds from long-term borrowings		169.0
Payments on long-term borrowings		(22.9)	(21.3)	(20.5)
Payment of deferred financing costs		(1.7)
Equity contributions		5.0		16.7
Equity redemptions			(1.3)
Issuance of ordinary shares sold in IPO, net of offering costs	[1]	725.7	0.0
Cash provided by (used in) financing activities		23.6	73.9	12.2
Effect of exchange rate changes on cash, cash equivalents and restricted cash		3.6	0.7	(6.7)
Increase (decrease) in cash, cash equivalents and restricted cash		59.4	51.8	(219.2)
Cash, cash equivalents and restricted cash at beginning of period(a)		142.3	90.5	309.7
Cash, cash equivalents and restricted cash at end of period(b)		201.7	142.3	90.5
Supplemental Cash Flow Information:
Interest payments		117.1	126.6	111.1
Income tax payments		56.4	43.4	55.7
Conversion of preferred equity certificates to equity			114.3
Beneficial interest obtained in exchange for factored receivables		$ 65.7	$ 86.6	$ 17.5

[1]	Restricted cash was $8.9 million and $14.0 million as of December 31, 2020 and December 31, 2019, respectively.